Segment Information - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of operating segments [line items]
Total assets	¥ 90,114,296	¥ 74,303,180	¥ 67,688,771
Unallocated amounts [Member]
Disclosure of operating segments [line items]
Total assets	¥ 15,790,074	¥ 11,101,175	¥ 10,020,460